Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of convertible debentures
Convertible Debentures $

Balance, January 31, 2022	237,880
Debt modification (Note 6(a))	197,205
Accretion and interest	50,247
Conversion to common shares (Notes 6(a) and 8(m))	(485,332)

Balance, January 31, 2023	-
Proceeds from issuances of convertible debentures (Notes 6(b) and 14)	300,000
Transfer of conversion component to equity	(60,385)
Accretion and interest	5,619

Balance, January 31, 2024	245,234
Proceeds from issuances of convertible debentures (Notes 6(c), 6(d), 6(e), 6(f) and 14)	1,243,000
Transfer of conversion component to equity	(292,219)
Transaction costs (Notes 6(c), 6(d) and 6(f))	(33,406)
Accretion and interest	239,553
Interest payments	(26,526)
Conversion (Notes 6(b), 6(c), 6(d), 6(f), 8(b) and 14)	(555,083)
Balance, January 31, 2025	820,553